Schedule of earnings per share, basic and diluted (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 BRL (R$) shares
Earnings attributable to Company’s owners | R$		R$ 2,305,869		R$ 973,318		R$ 3,367,517
Weighted average number of common shares issued | shares		683,509,869		683,509,869		683,509,869
Basic and diluted earnings per share (reais per share) | $ / shares	$ 3.37		$ 1.42		$ 4.93